Property, plant and equipment	12 Months Ended
Dec. 31, 2020
Disclosure Of Property Plant And Equipment [Abstract]
Property, plant and equipment
17.	Property, plant and equipment

Property, plant and equipment consist of the following (in thousands):

	Freehold land	Leasehold improvements	Fixtures and fittings	Motor vehicles	Plant, machinery and equipment	Totals
Cost
At January 1, 2019	$-	$35,064	$7,776	$109	$9,396	$52,345
Additions	17,948	10,633	3,424	117	9,809	41,931
Disposals	-	(322)	(35)	(30)	(22)	(409)
Transfers	-	(2,109)	1,824	-	(2,100)	(2,385)
Foreign exchange movements	(130)	(131)	(21)	(3)	(139)	(424)
At December 31, 2019	17,818	43,135	12,968	193	16,944	91,058
Additions	-	18,039	4,799	-	4,228	27,066
Additions acquired through business combinations (1)	-	1,052	-	-	313	1,365
Disposals	-	-	(80)	-	(212)	(292)
Transfers	-	(174)	513	-	(533)	(194)
Foreign exchange movements	1,751	3,396	995	8	1,146	7,296
At December 31, 2020	19,569	65,448	19,195	201	21,886	126,299
Accumulated depreciation
At January 1, 2019	-	(7,162)	(2,782)	(94)	(4,779)	(14,817)
Depreciation for year	-	(3,994)	(1,995)	(23)	(2,960)	(8,972)
Disposals	-	219	31	16	16	282
Transfers	-	579	-	-	-	579
Foreign exchange movements	-	(159)	86	1	(59)	(131)
At December 31, 2019	-	(10,517)	(4,660)	(100)	(7,782)	(23,059)
Depreciation for year	-	(5,175)	(2,605)	(22)	(4,293)	(12,094)
Impairment for year	-	(620)	(135)	-	(2)	(757)
Disposals	-	-	83	-	189	272
Transfers	-	77	(14)	-	150	212
Foreign exchange movements	-	(792)	(369)	(8)	(621)	(1,791)
At December 31, 2020	-	(17,027)	(7,701)	(130)	(12,359)	(37,217)
Net book value
At December 31, 2019	17,818	32,618	8,308	93	9,162	67,999
At December 31, 2020	$19,569	$48,421	$11,494	$71	$9,527	$89,082

(1) See Note 5 for details

Included within leasehold improvements and computer equipment is $1.7 million (2019: $0.8 million) of assets that are under the course of construction. Depreciation will commence once they have been brought into use.

Depreciation for all property, plant and equipment is recorded in selling, general and administrative expenses.

The impairment charge of $0.8 million is primarily related to a reduction in the carrying value of leasehold improvements, fixtures and fittings, and plant, machinery and equipment at one of our smaller retail locations and is associated with the In-Store reportable operating segment. There was no impairment losses in 2019.